Significant Accounting Policies (Details Narrative) - USD ($)	Aug. 31, 2018	Nov. 30, 2017
Accounting Policies [Abstract]
Deferred revenue	$ 2,437,500	$ 2,662,500
Inventory	$ 250,322	$ 115,667